Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	¥ 242,184,649	$ 38,004,056
2023	245,430,752	38,513,441
2024	237,485,118	37,266,597
2025	227,387,087	35,681,996
2026	221,263,039	34,720,999
Thereafter	1,544,810,968	242,414,551
Total	¥ 2,718,561,613	$ 426,601,640